INVESTMENTS IN REAL ESTATE SECURITIES - UNREALIZED LOSS POSITION (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Integer		Dec. 31, 2012 Integer
Outstanding face amount	$ 1,987,853	[1]
Amortized cost basis	1,740,025	[1]
Weighted average rating	BBB	[1],[2]
Weighted average coupon	2.12%	[1]
Weighted average yield	26.50%	[1]
Weighted average life (years)	3 years 4 months 24 days
Securities in an Unrealized Loss Position Less than Twelve Months
Outstanding face amount	1,183,118		15,747
Before Impairment - Amortized Cost Basis	1,104,946
Other Than Temporary Impairment - Amortized Cost Basis	(3,429)	[3]
Amortized cost basis	1,101,517		9,945
Gross unrealized losses - less than twelve months	(15,485)		(330)
Carrying value - less than twelve months	1,086,032		9,615
Number of securities	79		4
Weighted average rating	BBB		CC
Weighted average coupon	2.51%		1.46%
Weighted average yield	18.30%		5.91%
Weighted average life (years)	3 years 6 months		7 years 2 months 12 days
Securities in an Unrealized Loss Position Greater than Twelve Months
Outstanding face amount	6,798
Before Impairment - Amortized Cost Basis	7,447
Other Than Temporary Impairment - Amortized Cost Basis	(40)	[3]
Amortized cost basis	7,407
Gross unrealized losses - twelve months or more	(17)
Carrying value - twelve months or more	7,390
Number of securities	1
Weighted average rating	AAA		-
Weighted average coupon	2.76%
Weighted average yield	9.30%
Weighted average life (years)	4 years 2 months 12 days
Securities in a Loss Position
Outstanding face amount	1,189,916		15,747
Before Impairment - Amortized Cost Basis	1,112,393
Other Than Temporary Impairment - Amortized Cost Basis	(3,469)	[3]
Amortized cost basis	1,108,924		9,945
Total gross unrealized losses	(15,502)		(330)
Carrying value - less than twelve months			9,615
Carrying value - twelve months or more
Total fair value	$ 1,093,422
Number of securities	80		4
Weighted average rating	BBB		CC
Weighted average coupon	2.51%		1.46%
Weighted average yield	18.20%		5.91%
Weighted average life (years)	3 years 6 months		7 years 2 months 12 days

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(B) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
[3]	(A) Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential's intent to sell the securities and are not the result of credit impairment.